Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	2017	2016
Long-term debt:
Revolving credit facilities (a)	$854,121	$958,304
Term loan credit facilities (b)	1,196,016	1,600,085
Senior unsecured notes (c)	417,925	345,000
Deferred financing fees	(17,429)	(18,875)
Long-term debt	2,450,633	2,884,514
Current portion	(257,800)	(314,817)
Long-term debt	$2,192,833	$2,569,697

Schedule of Minimum Repayments for Balances Outstanding for Revolving and Term Loan Credit Facilities

Based on the Revolvers outstanding at December 31, 2017, the minimum repayments for the balances outstanding are as follows:

2018	$65,923
2019	197,320
2020	53,281
2021	56,416
2022	422,941
Thereafter	58,240
$854,121

Based on the Term Loans outstanding at December 31, 2017, the minimum repayments for the balances outstanding are as follows:

2018	$193,253
2019	101,205
2020	176,254
2021	244,836
2022	77,936
Thereafter	402,532
$1,196,016